Comparative information 2021 - Summary of Income statement of discontinued operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement 1 [Line Items]
Fee and commission income	€ 2,163	€ 2,272	[1]
Other income	35	341
Impairment (losses) / reversals	(90)	(121)
Share in profit / (loss) of joint ventures	196	252	[1]
Share in profit / (loss) of associates	103	(11)	[1]
Result before tax from continuing operations and discontinued operations	346	25	[2]	€ (2,400)	[2]
Net result from discontinued operations after remeasurement	(199)	(540)	[1]	2,029
Discontinued operations [member]
Statement 1 [Line Items]
Fee and commission income	165	311
Share in profit / (loss) of joint ventures	4	37
Share in profit / (loss) of associates	15	15
Net result from discontinued operations after remeasurement	€ (17)	€ (1,296)
Previously Reported [Member]
Statement 1 [Line Items]
Investment income				4,893
Fee and commission income				2,454
Other revenues				13
Total revenues				21,091
Income from reinsurance ceded				4,263
Other income				49
Total income				50,119
Premiums paid to reinsurers				3,418
Commissions and expenses				5,286
Total charges				49,172
Share in profit / (loss) of joint ventures				232
Share in profit / (loss) of associates				(15)
Net result from discontinued operations after remeasurement				2,029
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Statement 1 [Line Items]
Premium income				13,731
Investment income				4,893
Results from financial transactions				24,715
Policyholder claims and benefits				40,097
Profit sharing and rebates				8
Commissions and expenses				5,286
Impairment (losses) / reversals				16
Interest charges and related fees				246
Result before tax from continuing operations and discontinued operations				2,400
Net result from discontinued operations after remeasurement				2,029
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Discontinued operations [member]
Statement 1 [Line Items]
Premium income				1,713
Investment income				2,074
Fee and commission income				331
Other revenues				0
Total revenues				4,118
Income from reinsurance ceded				26
Results from financial transactions				(444)
Other income				27
Total income				3,727
Premiums paid to reinsurers				99
Policyholder claims and benefits				1,755
Profit sharing and rebates				7
Commissions and expenses				698
Impairment (losses) / reversals				(2)
Interest charges and related fees				89
Other charges				3
Total charges				2,649
Result before share in profit / (loss) of joint ventures, associates and tax				1,078
Share in profit / (loss) of joint ventures				33
Share in profit / (loss) of associates				127
Result before tax from continuing operations and discontinued operations				1,237
Income tax benefit/(expense)				(276)
Result after tax from discontinued operations				960
Impairment loss on remeasurement of the disposal group				0
Net result from discontinued operations after remeasurement				€ 960

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.